Restructuring and other non-recurring costs (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Restructuring And Other Non-recurring Costs
Schedule of restructuring expenses

	Six months ended December 31
(US dollars in thousands)	2023	2022
Corporate restructuring - legal and other fees	-	(103)
Corporate restructuring - litigation provision	-	-
Fiscal refunds provision	-	-
Impairment and write-off	(1,261)	(103)
Relocation	-	-
Remediation costs	-	95
Gain on sale of assets	766,414
Total restructuring costs	765,152	(112)

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Corporate restructuring - professional fees	200	189	179
Corporate restructuring - litigation provision	-	(128)	2,039
Fiscal refunds provision	1,768	-	-
Impairment and write-off	422	-	-
Remediation	(361)	382	-
Relocation	-	-	27
Acquisition related and other costs	55	-	632
Total	2,084	443	2,877